Business Segment Information - Summary of Business (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Segment Information
Number of reportable segments | segment									5
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales	$ 2,747	$ 2,908	$ 2,855	$ 2,473	$ 2,523	$ 2,752	$ 2,030	$ 1,756	$ 10,983	$ 9,061	$ 7,997
Segment Reporting Information, Operating Income (Loss) [Abstract]
Reportable segment comparable operating earnings									1,299	1,068	864
Reconciling items
Other									(79)	(92)	(63)
Business consolidation and other activities									(221)	(337)	(195)
Amortization of acquired Rexam intangibles									(220)	(104)	(39)
Cost of sales associated with Rexam inventory step-up										(84)
Egyptian pound devaluation										(27)
Earnings before interest and taxes									802	463	606
Interest expense									(285)	(229)	(143)
Debt refinancing and other costs									(3)	(109)	(117)
Total interest expense									(288)	(338)	(260)
Earnings before taxes	268	50	112	84	92	50	192	(209)	514	125	346
Tax (provision) benefit									(165)	126	(47)
Equity in results of affiliates, net of tax									31	15	4
Net earnings									380	266	303
Net earnings attributable to noncontrolling interests									(6)	(3)	(22)
Net earnings attributable to Ball Corporation	$ 159	$ 48	$ 99	$ 68	$ 52	$ 31	$ 307	$ (127)	374	263	281
Undistributed corporate expenses									128	110	93
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									729	453	286
Amortization of Intangible Assets									220	104	39
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									556	606	528
Aerospace
Reconciling items
Business consolidation and other activities											1
Other
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									624	531	444
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									65	50	26
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									36	92	42
Operating Segments
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									10,359	8,530	7,553
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									664	403	260
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									520	514	486
Operating Segments | Beverage packaging, North And Central America
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									4,178	3,612	3,202
Segment Reporting Information, Operating Income (Loss) [Abstract]
Reportable segment comparable operating earnings									533	469	402
Reconciling items
Business consolidation and other activities									(47)	(20)	(19)
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									179	117	73
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									283	234	250
Operating Segments | Beverage packaging, South America
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									1,692	1,014	591
Segment Reporting Information, Operating Income (Loss) [Abstract]
Reportable segment comparable operating earnings									333	185	80
Reconciling items
Business consolidation and other activities									(5)	(15)	(3)
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									144	78	41
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									36	33	25
Operating Segments | Beverage packaging, Europe
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									2,360	1,915	1,653
Segment Reporting Information, Operating Income (Loss) [Abstract]
Reportable segment comparable operating earnings									233	217	192
Reconciling items
Business consolidation and other activities									(89)	(24)	(10)
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									254	121	60
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									81	126	122
Operating Segments | Food and aerosol packaging
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									1,138	1,171	1,297
Segment Reporting Information, Operating Income (Loss) [Abstract]
Reportable segment comparable operating earnings									102	109	108
Reconciling items
Business consolidation and other activities									6	(26)
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									56	57	59
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									50	80	61
Operating Segments | Aerospace
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales									991	818	810
Segment Reporting Information, Operating Income (Loss) [Abstract]
Reportable segment comparable operating earnings									98	88	82
Depreciation and Amortization
Depreciation, Amortization and Accretion, Net									31	30	27
Capital Expenditures
Payments to Acquire Property, Plant, and Equipment									70	41	28
Corporate and Other Costs | Other
Reconciling items
Business consolidation and other activities									(86)	(252)	(164)
Rexam
Reconciling items
Amortization of acquired Rexam intangibles									(162)	(65)
Catch-up depreciation and amortization for 2016 from finalization of Rexam valuation									(35)
Cost of sales associated with Rexam inventory step-up										84	$ (84)
Depreciation and Amortization
Amortization of Intangible Assets									$ 162	$ 65